Other Non-current Assets	12 Months Ended
Dec. 31, 2014
Other Non-current Assets
Other Non-current Assets

7. Other Non-current Assets

        Other non-current assets consisted of the following as at December 31 (in thousands):

	2014	2013
Fair value of swaps	$664	$2,472
Receivable from ZIM	—	25,765
Series 1 ZIM notes, net	6,274	—
Series 2 ZIM notes, net	30,923	—
Equity participation ZIM	28,693	—
Other assets	1,952	883

Total	$68,506	$29,120

        As of July 16, 2014, ZIM and its creditors entered into definitive documentation effecting ZIM's restructuring with its creditors on substantially the same terms as the agreement in principle previously announced by ZIM in January 2014. The terms of the restructuring include a reduction in the charter rates payable by ZIM under its time charters, expiring in 2020 or 2021, for six of the Company's vessels, which had already been implemented beginning in January 2014. The terms also include the receipt of approximately $49.9 million aggregate principal amount of unsecured, interest bearing ZIM notes maturing in 2023 (consisting of $8.8 million of 3% Series 1 Notes due 2023 amortizing subject to available cash flow in accordance with a corporate cash sweep mechanism, and $41.1 million of 5% Series 2 Notes due 2023 non-amortizing (of the 5% interest rate, 3% is payable quarterly in cash and 2% is accrued quarterly with deferred cash payment on maturity)) and ZIM shares representing approximately 7.4% of the outstanding ZIM shares immediately after the restructuring, in exchange for such charter rate reductions and cancellation of ZIM's other obligations to the Company which related to the outstanding long term receivable as of December 31, 2013.

        As of July 16, 2014, the Company calculated the fair value of the instruments received from ZIM based on the agreement discussed above, other available information on ZIM, other contracts with similar terms, remaining maturities and interest rates and recorded at fair value an amount of $6.1 million in relation to the Series 1 Notes, $30.1 million in relation to the Series 2 Notes and $28.7 million in relation to its equity participation in ZIM. On a quarterly basis, the Company will account for the fair value unwinding of the Series 1 Notes and Series 2 Notes until the value of the instruments equals their face values on maturity. As of December 31, 2014, the Company recorded $6.3 million in relation to the Series 1 Notes and $30.9 million in relation to the Series 2 Notes and recognized $0.6 million in relation to their fair value unwinding in the consolidated Statements of Operations in "Interest income". Furthermore, as of December 31, 2014, the Company recognized in the consolidated Statements of Operations in "Interest income", a non-cash interest income of $0.4 million in relation to the 2% interest of Series 2 Notes, which is accrued quarterly with deferred cash payment on maturity. The Company will test periodically for impairment of these investments based on the existence of triggering events that indicate ZIM's debt instruments and interest in equity may have been impaired.

        Furthermore, as of July 16, 2014, an amount of $39.1 million, which represents the additional compensation received from ZIM, was recorded as unearned revenue representing compensation to the Company for the future reductions in the daily charter rates payable by ZIM under its time charters, expiring in 2020 or 2021, for six of the Company's vessels. This amount is recognized in the consolidated Statements of Operations in "Operating revenues" over the remaining life of the respective time charters. During the year ended December 31, 2014, the Company recorded an amount of $2.7 million of unearned revenue amortization in "Operating revenues". As of December 31, 2014, the outstanding balance of the current and non-current portion of unearned revenue in relation to ZIM was $6.0 million and $30.4 million, respectively. Refer to Notes 15c, Financial Instruments—Fair value of Financial Instruments and Note 23—Impairment Loss.

        In respect to the fair value of swaps, refer to Note 15b, Financial Instruments—Fair Value Interest Rate Swap Hedges.